SouthTrust Funds
SouthTrust U.S. Treasury Money Market Fund
SouthTrust Bond Fund
SouthTrust Value Fund
SouthTrust Income Fund
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SouthTrust Growth Fund
SouthTrust Alabama Tax-Free Income Fund
Supplement to the Statement of Additional Information dated June 30, 2002

Under the section titled " Who Manages and Provides Services to the Fund?", please replace the current Officers chart with the following:



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OFFICERS**

Name
Birth Date
Address
Positions Held with Company    Principal Occupation(s) and Previous Positions
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Richard S. White, Jr.          Principal Occupation: Division President, SouthTrust
Birth Date: March 14, 1934     Capital Management.
SouthTrust Bank
420 North 20th Street
Birmingham, AL
PRESIDENT


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Charles L.                     Principal Occupations: Vice President, Federated
Davis, Jr.                     Services Company; Director, Mutual Fund Services,
Birth Date:                    Strategic Relationship Management for Federated Services
March 23, 1960                 Company.
Federated
Investors                      Previous Positions: Vice President and Director of
Tower                          Investor Relations for MNC Financial, Inc.
1001 Liberty
Avenue
Pittsburgh, PA
CHIEF EXECUTIVE
OFFICER
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Edward C.                      Principal Occupations:  President, Executive Vice
Gonzales                       President and Treasurer of some of the Funds in the
Birth Date:                    Federated Fund Complex; Vice Chairman, Federated
October 22, 1930               Investors, Inc.; Trustee, Federated Administrative
Federated Investors Tower      Services.
1001 Liberty Avenue
Pittsburgh, PA                 Previous Positions:  Trustee or Director of some of the
EXECUTIVE VICE PRESIDENT       Funds in the Federated Fund Complex; CEO and Chairman,
                               Federated Administrative Services; Vice President,
                               Federated Investment Management Company, Federated
                               Investment Counseling, Federated Global Investment
                               Management Corp. and Passport Research, Ltd.; Director
                               and Executive Vice President, Federated Securities
                               Corp.; Director, Federated Services Company; Trustee,
                               Federated Shareholder Services Company.

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Charles A. Beard               Principal Occupation: Senior Vice President, SouthTrust
Birth Date: October 26, 1946   Asset Management.
SouthTrust Bank
420 North 20th Street          Previous Positions:  Senior Vice President and Marketing
Birmingham, AL                 Director, SouthTrust Capital Management Group.
VICE PRESIDENT

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Peter J. Germain               Principal Occupation:  Senior Vice President and
Birth Date: September 2,       Director, Mutual Fund Services Division, Federated
1959                           Services Company.
Federated Investors Tower
1001 Liberty Avenue            Previous Positions:  Senior Corporate Counsel, Federated
Pittsburgh, PA                 Investors, Inc.
VICE PRESIDENT


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Beth S. Broderick              Principal Occupation:  Vice President, Federated Services
Birth Date: August 2,          Company (1997 to present).
1965
Federated Investors            Previous Positions:  Client Services Officer, Federated
Tower                          Services Company (1992-1997).
1001 Liberty Avenue
Pittsburgh, PA
VICE PRESIDENT AND
ASSISTANT TREASURER

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Richard J. Thomas       Principal Occupation: Treasurer of the Federated Fund
Birth Date: June 17,    Complex; Senior Vice President, Federated Administrative Services.
1954
Federated Investors     Previous Positions: Vice President, Federated
Tower                   Administrative Services; held various management positions
1001 Liberty Avenue     within Funds Financial Services Division of Federated
Pittsburgh, PA          Investors, Inc.
TREASURER

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John D. Johnson         Principal Occupation: Counsel, Reed Smith LLP
Birth Date: November
8, 1970                 Previous Positions: Associate Corporate Counsel, Federated
Federated Investors     Investors, Inc. (1999 to 2002);
Tower                   Associate, Kirkpatrick & Lockhart LLP (1997 to 1999)
1001 Liberty Avenue
Pittsburgh, PA
SECRETARY

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                                                               January 22, 2003


Federated Securities Corp., Distributor
Cusip       844734301
      844734400
      844734202
      844734608
      844734301
      844734509
      (1/03)